Leases - Supplemental Balance Sheet and Cash Flow Information and Other Supplemental Information (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018
ROU assets
Operating	$ 28,791	$ 28,447	$ 0
Finance	14,840
Total ROU assets	43,631
Current lease liabilities
Operating	2,978
Finance lease, current liabilities	617
Non-current lease liabilities
Operating	25,779	$ 25,119	0
Finance	15,244
Total lease liabilities	44,618
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	4,452
Operating cash flows from finance leases	1,646
Financing cash flows from finance leases	557
ROU assets obtained in exchange for new lease liabilities	$ 15,881
Operating leases
Weighted-average remaining lease term	10 years 9 months 18 days
Weighted-average discount rate	4.31%
Finance leases
Weighted-average remaining lease term	13 years 3 months 18 days
Weighted-average discount rate	10.18%
Cleco Power
ROU assets
Operating	$ 28,633		0
Finance	14,840
Total ROU assets	43,473
Current lease liabilities
Operating	2,935
Finance lease, current liabilities	617
Non-current lease liabilities
Operating	25,658		$ 0
Finance	15,244
Total lease liabilities	44,454
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	4,203
Operating cash flows from finance leases	1,646
Financing cash flows from finance leases	557
ROU assets obtained in exchange for new lease liabilities	$ 15,749
Operating leases
Weighted-average remaining lease term	10 years 9 months 18 days
Weighted-average discount rate	4.31%
Finance leases
Weighted-average remaining lease term	13 years 3 months 18 days
Weighted-average discount rate	10.18%